Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Abstract]
Expenses related to retirement plan	$ 5,174	$ 4,942	$ 4,040